Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Receivables [Abstract]
Accounts receivable from third-party customers	$ 3,303,159	$ 1,916,840
Less: allowance for doubtful accounts	(10,047)	(23,982)
Total accounts receivable from third-party customers, net	3,303,159	1,916,840
Add: accounts receivable - related parties	497,974	559,465
Total accounts receivable, net	$ 3,801,133	$ 2,476,305